Trade Accounts and Other Receivables - Summary of Changes in the Allowance for Doubtful Accounts (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Text Block [Abstract]
Allowance for doubtful accounts at beginning of year	¥ 90,266	¥ 90,497
Provision for doubtful accounts, net of reversal	7,780	837
Write-offs	(3,112)	(2,721)
Other	2,444	1,653
Allowance for doubtful accounts at end of year	¥ 97,378	¥ 90,266